EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
	Six months ended June 30,
	2025	2024
Numerator:	(Unaudited)
Net income attributable to ordinary shareholders, basic and diluted	$28,998	$21,393

Denominator:
Weighted-average ordinary shares outstanding, basic	51,196,507	49,442,327

Dilutive effect
Employee stock options, RSUs and PSUs	1,953,054	2,664,042
Weighted average ordinary shares outstanding, diluted	53,149,561	52,106,369

Net income per share attributable to ordinary shareholders, basic	$0.57	$0.43
Net income per share attributable to ordinary shareholders, diluted	$0.55	$0.41

Schedule of potentially dilutive shares excluded from computation of diluted income (loss) per share attributable to ordinary shareholders
	Six months ended June 30,
	2025	2024
	(Unaudited)

Options	-	248,083
RSUs	29,176	90,105
Total	29,176	338,188